Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table presents the financial instruments measured at fair value on a recurring basis at December 31, 2023 and 2022:

	December 31, 2023
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$557.9	$—	$—	$557.9
Fixed maturity securities
U.S. Treasuries	686.7	—	—	686.7
Agencies	—	16.2	—	16.2
Non-U.S. government	—	76.0	—	76.0
Corporate bonds	—	1,787.3	—	1,787.3
Residential mortgage-backed	—	188.2	—	188.2
Commercial mortgage-backed	—	51.1	—	51.1
Other asset backed securities	—	439.4	—	439.4
Total fixed maturity securities	686.7	2,558.2	—	3,244.9
Short-term investments
U.S. Treasuries	49.0	—	—	49.0
Total short-term investments	49.0	—	—	49.0
Other investments*	46.9	—	—	46.9
Other assets
Investments pending settlement	2.2	—	—	2.2
Total other assets	2.2	—	—	2.2
Total assets measured at fair value	$1,342.7	$2,558.2	$—	$3,900.9
Liabilities
Other liabilities
Derivative liabilities	$—	$(1.1)	$—	$(1.1)
Total other liabilities	—	(1.1)	—	(1.1)
Total liabilities measured at fair value	$—	$(1.1)	$—	$(1.1)
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*excludes investments in the York Funds

	December 31, 2022
Assets	Level 1	Level 2	Level 3	Total
Cash equivalents - money market funds	$685.2	$—	$—	$685.2
Fixed maturity securities
U.S. Treasuries	615.8	—	—	615.8
Agencies	—	17.1	—	17.1
Non-U.S. government	—	110.9	—	110.9
Corporate bonds	—	1,020.3	—	1,020.3
Residential mortgage-backed	—	34.9	—	34.9
Commercial mortgage-backed	—	51.6	—	51.6
Other asset backed securities	—	200.3	—	200.3
Total fixed maturity securities	615.8	1,435.1	—	2,050.9
Short-term investments
Corporate bonds	—	5.4	—	5.4
Non-U.S. government	—	23.1	—	23.1
U.S. Treasuries	228.5	—	—	228.5
Total short-term investments	228.5	28.5	—	257.0
Other investments*	43.4	72.8	—	116.2
Other Assets
Derivative assets	—	6.3	—	6.3
Investment pending settlement	2.0	—	—	2.0
Total other assets	2.0	6.3	—	8.3
Total assets measured at fair value	$1,574.9	$1,542.7	$—	$3,117.6
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*excludes investments in the York Funds

Fair Value, by Balance Sheet Grouping

	December 31, 2023		December 31, 2022
	Fair Value	Carrying Value	Fair Value	Carrying Value
4.875% Senior notes due 2030	$273.1	$325.0	$322.0	$324.4
6.625% Fixed Rate Reset Junior Subordinated notes due 2041	121.6	123.2	115.5	123.1
Preference securities	$55.6	$58.4	$54.4	$58.4